Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Series A [Member]	Total
Beginning Balance at Dec. 31, 2009	$ 332	$ 46,926	$ (8,719)	$ 12,839	$ 13		$ 51,391
Common Stock issued for the acquisition of a Bank	316	38,329	(235)				38,410
Exercise of Stock Options	1	72					73
Treasury stock purchases			(1,806)				(1,806)
Cash dividend declared				(3,412)			(3,412)
Net Income (Loss)				14,326			14,326
Other Comprehensive income					(8)		(8)
Ending Balance at Dec. 31, 2010	649	85,327	(10,760)	23,753	5		98,974
Common Stock issued for the acquisition of a Bank	41	6,126					6,167
Exercise of Stock Options	2	235					237
Stock compensation expense		12					12
Tax benefit on stock compensation		15					15
Treasury stock purchases			(5,567)				(5,567)
Cash dividend declared				(4,549)			(4,549)
Net Income (Loss)				6,051			6,051
Other Comprehensive income					(1,292)		(1,292)
Ending Balance at Dec. 31, 2011	692	91,715	(16,327)	25,255	(1,287)		100,048
Proceeds from Issuance of Preferred Stock and Preference Stock						8,570	8,570
Exercise of Stock Options	2	107					109
Stock compensation expense		24					24
Treasury stock purchases			(10,850)				(10,850)
Cash dividend declared				(4,310)			(4,310)
Net Income (Loss)				(2,062)			(2,062)
Other Comprehensive income					52		52
Ending Balance at Dec. 31, 2012	$ 694	$ 100,416	$ (27,177)	$ 18,883	$ (1,235)		$ 91,581